Other current assets and assets held for sale - Summary of assets held for sale (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Line items]
Assets held for sale	$ 14.6	$ 18.6	$ 34.4
Massy headquarters land [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Line items]
Assets held for sale			7.6
Seismic Vessels [Member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Line items]
Assets held for sale	13.4	15.0	22.0
Equipment and others [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Line items]
Assets held for sale	$ 1.2	$ 3.6	$ 4.8